Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	CALVERT WORLD VALUES FUND INC
Central Index Key	0000884110
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Oct. 01, 2019
Prospectus Date	Oct. 01, 2019
Entity Inv Company Type	N-1A
Calvert Emerging Markets Advancement Fund | Class A
Risk/Return:
Trading Symbol	CEFAX
Calvert Emerging Markets Advancement Fund | Class I
Risk/Return:
Trading Symbol	CEFIX